CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (435,441)	$ (3,395,574)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(52,676)	(121,508)
Financing cost - derivative warrant liabilities		315,080
Change in fair value of derivative warrant liabilities	(2,385,000)	2,919,670
Changes in operating assets and liabilities:
Prepaid expenses	26,024	(242,370)
Accounts payable	961,659
Accrued expenses	1,470,000	(23,622)
Accrued expenses - related parties		17,500
Franchise tax payable	(180,822)	99,300
Net cash used in operating activities	(596,256)	(431,524)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(230,000,000)
Investment income released from Trust Account for working capital	300,000
Net cash used in investing activities	300,000	(230,000,000)
Cash Flows from Financing Activities:
Proceeds received from note payable to related party		200,000
Repayment of note payable to related party		(200,000)
Proceeds received from initial public offering, gross		230,000,000
Proceeds received from private placement		5,600,000
Offering costs paid		(4,090,364)
Net cash provided by financing activities		231,509,636
Net change in cash	(296,256)	1,078,112
Cash - beginning of the period	916,987	25,000
Cash - end of the period	620,731	1,103,112
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses		35,122
Deferred underwriting commissions in connection with the initial public offering		6,300,000
Initial value of Class A common stock subject to possible redemption		208,956,930
Change in value of Class A common stock subject to possible redemption	$ (435,440)	$ (3,047,720)